Condensed financial information of the parent company - Condensed statements of comprehensive income/(loss) (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed statements of comprehensive income/(loss)
Share-based compensation expense	¥ (2,257,795)	$ (309,317)	¥ (4,935,782)	¥ (24,053,760)
General and administrative	(276,564,752)	(37,889,216)	(273,588,744)	(287,457,156)
Interest and investment income/(loss), net	380,062,136	52,068,299	255,332,621	112,816,211
Foreign exchange gain/(loss), net	20,658,172	2,830,158	(2,931,704)	250,234
Income from the repurchase of convertible senior notes				10,028,456
Share of loss in subsidiaries, VIEs and VIEs' subsidiaries	(4,048,792)	(554,682)	3,207,384	13,998,022
Net income/(loss) before income taxes	157,537,018	21,582,482	101,474,055	(269,623,829)
Income tax expense	65,805,623	9,015,333	62,340,516	92,428,127
Net income/(loss) attributable to Qudian Inc.'s shareholders	91,731,395	12,567,149	39,133,539	(361,964,123)
Foreign currency translation adjustment	37,882,398	5,189,867	21,829,283	13,036,988
Total comprehensive income/(loss) attributable to Qudian Inc.'s shareholders	129,613,793	17,757,016	60,962,822	(348,927,135)
Parent Company | Reportable legal entity
Condensed statements of comprehensive income/(loss)
Share-based compensation expense	(2,257,795)	(309,317)	(4,935,782)	(24,053,760)
General and administrative	(40,780,739)	(5,586,938)	(19,070,062)	(26,199,820)
Interest and investment income/(loss), net	189,674,053	25,985,239	104,687,566	(13,148,315)
Other non-interest income	24,463,472	3,351,482	28,626,092	11,548,297
Foreign exchange gain/(loss), net	20,792,611	2,848,576	(545,948)	404,232
Income from the repurchase of convertible senior notes				10,028,456
Share of loss in subsidiaries, VIEs and VIEs' subsidiaries	(100,160,207)	(13,721,893)	(69,628,327)	(320,543,213)
Net income/(loss) before income taxes	91,731,395	12,567,149	39,133,539	(361,964,123)
Net income/(loss) attributable to Qudian Inc.'s shareholders	91,731,395	12,567,149	39,133,539	(361,964,123)
Foreign currency translation adjustment	37,882,398	5,189,867	21,829,283	13,036,988
Total comprehensive income/(loss) attributable to Qudian Inc.'s shareholders	¥ 129,613,793	$ 17,757,016	¥ 60,962,822	¥ (348,927,135)